Fair Value of Assets and Liabilities - Non-financial Assets Measured on Non-recurring Basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill (annual impairment assessment)	$ 266,790,518	$ 202,436,212